Material Accounting Policies (Details Narrative)		12 Months Ended
	Apr. 01, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jan. 31, 2022 USD ($)	Jan. 31, 2022 CAD ($)
IfrsStatementLineItems [Line Items]
Warrants carrying value					$ 163,162	$ 472,899
Impact of hyperinflation accumulated depreciation	$ 473,907
Consumer price index		$ 1,859	$ 1,128
Increase index movements		$ 731	$ 442
Increase index movements percentage		65.00%	64.00%
Monetary position		$ 18,984,099	$ 1,826,495
Property and equipment, depreciation useful lives description		The estimate useful lives are as follows: Motor vehicles – 3 years; furniture – 3 to 5 years; leasehold improvements – over the term of the lease and other equipment - 3 years.
Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Property and equipment, depreciation useful lives		3 years
Fixtures and fittings [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Property and equipment, depreciation useful lives		3 years
Fixtures and fittings [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Property and equipment, depreciation useful lives		5 years
Other property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Property and equipment, depreciation useful lives		3 years